Financial risk management - Sensitivity Analysis to Reasonable Possible Change in Interest Rates (Details) - Interest rate risk - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CHF Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in interest rates	0.50%	0.50%	0.50%
Decrease in interest rates	(0.50%)	(0.50%)	(0.50%)
Effect on result before tax if interest rates increase	SFr 888	SFr 323	SFr 683
Effect on result before tax if interest rates decrease	SFr (888)	SFr (323)	SFr (683)
USD Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in interest rates	0.50%	0.50%	0.50%
Decrease in interest rates	(0.50%)	(0.50%)	(0.50%)
Effect on result before tax if interest rates increase	SFr 294	SFr 234	SFr 149
Effect on result before tax if interest rates decrease	SFr (294)	SFr (234)	SFr (149)
EUR Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in interest rates	0.50%	0.50%	0.50%
Decrease in interest rates	(0.50%)	(0.50%)	(0.50%)
Effect on result before tax if interest rates increase	SFr 63	SFr 102	SFr 32
Effect on result before tax if interest rates decrease	SFr (63)	SFr (102)	SFr (32)